Land Use Rights, Net (Tables)	12 Months Ended
Sep. 30, 2022
Land Use Rights Net [Abstract]
Schedule of land use rights
	September 30, 2022	September 30, 2021

Land use rights, at cost	$1,454,194	$1,604,549
Less: accumulated amortization	(169,603)	(106,970)
Total land use rights, net	$1,284,591	$1,497,579

Schedule of estimated future amortization expense for land use rights
Years ending September 30,	Amortization expense

2023	$72,709
2024	72,709
2025	72,709
2026	72,709
2027	72,709
Thereafter	921,046
Total	$1,284,591